Postretirement Benefit Plans (Projected Benefit Obligation and Accumulated Postretirement Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Projected Benefit Obligation [Abstract]
Plan amendments	$ 586
Actuarial loss (gain)	(290)
Net curtailment / other gain	(113)
Principal pension plans [Member]
Projected Benefit Obligation [Abstract]
Net curtailment / other gain	(65)
Other Pension Plan, Defined Benefit [Member]
Projected Benefit Obligation [Abstract]
Net curtailment / other gain	0
Pension Benefit Plan [Member] | Principal pension plans [Member]
Projected Benefit Obligation [Abstract]
Actuarial loss (gain)	21,105	$ 11,555
Pension Benefit Plan [Member] | Principal pension plans [Member] | Projected Benefit Obligation [Member]
Projected Benefit Obligation [Abstract]
Beginning balance	58,113	63,502
Service cost for benefits earned	1,205	1,535
Interest cost on benefit obligation	2,745	2,460
Participant contributions	153	156
Plan amendments	0	0
Actuarial loss (gain)	11,718	(6,406)
Benefits paid	(3,199)	(3,134)
Acquisitions (dispositions)-net	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Ending balance	70,735	58,113
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Projected Benefit Obligation [Abstract]
Actuarial loss (gain)	3,533	2,459
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Projected Benefit Obligation [Member]
Projected Benefit Obligation [Abstract]
Beginning balance	13,535	13,584
Service cost for benefits earned	403	435
Interest cost on benefit obligation	587	523
Participant contributions	9	14
Plan amendments	(29)	11
Actuarial loss (gain)	2,170	(575)
Benefits paid	(493)	(477)
Acquisitions (dispositions)-net	48	46
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(641)	(26)
Ending balance	15,589	13,535
Pension Benefit Plan [Member] | Supplemental Employee Retirement Plan, Defined Benefit [Member]
Projected Benefit Obligation [Abstract]
Beginning balance	5,162
Ending balance	6,632	5,162
Retiree Benefit Plan [Member]
Projected Benefit Obligation [Abstract]
Actuarial loss (gain)	(71)	(1,667)
Retiree Benefit Plan [Member] | Projected Benefit Obligation [Member]
Projected Benefit Obligation [Abstract]
Beginning balance	9,913	11,804
Service cost for benefits earned	164	229
Interest cost on benefit obligation	424	410
Participant contributions	52	52
Plan amendments	(586)	0
Actuarial loss (gain)	1,440	(1,836)
Benefits paid	(704)	(746)
Net curtailment / other gain	0	0
Ending balance	10,703	9,913
Retiree Benefit Plan [Member] | Defined Benefit Postretirement Health Coverage Member | Projected Benefit Obligation [Member]
Projected Benefit Obligation [Abstract]
Beginning balance	7,626
Ending balance	$ 8,445	$ 7,626